Provisions, contingent assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Provisions Contingent Assets And Contingent Liabilities
Schedule of Civil, labor and other risks provisions

		12/31/2023
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,231	8,186	1,844	13,261
(-) Provisions guaranteed by indemnity clause	2c XII	(207)	(952)	-	(1,159)
Subtotal		3,024	7,234	1,844	12,102
Adjustment / Interest	23	129	288	-	417
Changes in the period reflected in income	23	1,340	2,373	332	4,045
Increase		1,913	2,729	363	5,005
Reversal		(573)	(356)	(31)	(960)
Payment		(1,495)	(3,036)	(35)	(4,566)
Subtotal		2,998	6,859	2,141	11,998
(+) Provisions guaranteed by indemnity clause	2c XII	205	962	-	1,167
Closing balance		3,203	7,821	2,141	13,165
Current		1,499	2,922	2,141	6,562
Non-current		1,704	4,899	-	6,603

		12/31/2022
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,317	8,219	1,558	13,094
(-) Provisions guaranteed by indemnity clause	2c XII	(225)	(879)	-	(1,104)
Subtotal		3,092	7,340	1,558	11,990
Adjustment / Interest	23	169	491	-	660
Changes in the period reflected in income	23	903	2,339	469	3,711
Increase (1)		1,403	2,663	469	4,535
Reversal		(500)	(324)	-	(824)
Payment		(1,140)	(2,936)	(183)	(4,259)
Subtotal		3,024	7,234	1,844	12,102
(+) Provisions guaranteed by indemnity clause	2c XII	207	952	-	1,159
Closing balance		3,231	8,186	1,844	13,261
Current		1,157	2,949	605	4,711
Non-current		2,074	5,237	1,239	8,550
1)	Includes, in the labor provision, the effects of the Voluntary Severance Program at 12/31/2022.

Schedule of tax and social security provisions

	Note	12/31/2023	12/31/2022
Opening balance - 01/01		6,214	6,498
(-) Provisions guaranteed by indemnity clause	2c XII	(75)	(71)
Subtotal		6,139	6,427
Adjustment / Interest (1)		382	628
Changes in the period reflected in income		373	(829)
Increase (1)		722	156
Reversal (1)		(349)	(985)
Payment		(394)	(86)
Subtotal		6,500	6,140
(+) Provisions guaranteed by indemnity clause	2c XII	79	74
Closing balance		6,579	6,214
Current		-	4
Non-current		6,579	6,210
1)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

Schedule of guarantees of contingencies, provisions and legal obligations

		12/31/2023				12/31/2022
	Note	Civil	Labor	Tax	Total	Total
Deposits in guarantee	23	1,900	2,074	9,303	13,277	13,001
Investment fund quotas		448	107	19	574	615
Surety		67	56	5,560	5,683	5,262
Insurance bond		1,836	1,552	17,623	21,011	19,256
Guarantee by government securities		-	-	325	325	292
Total		4,251	3,789	32,830	40,870	38,426